SCHEDULE OF FAIR VALUE OF CONVERTIBLE LOANS (Details)	Dec. 31, 2023	Dec. 31, 2022
Discount rate measurement input redemption [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate		15.74
Discount rate measurement input redemption [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate		18.70
Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate		4.24
Discount rate measurement input conversion [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate		2.18
Discount rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate		50.00